Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 892	$ 1,513
Trade accounts receivable, net of allowance for doubtful accounts	8,885	7,490
Inventories	4,434	4,282
Prepaid expenses and other current assets	355	315
Total current assets	14,566	13,600
Assets held for employees' severance benefits	39	1,545
Fixed assets, net	7,746	8,162
Goodwill	518	530
Total assets	22,869	23,837
Liabilities and shareholders' equity
Short-term credit and current maturities of long-term debt	4,856	6,862
Accounts payable:
Trade	6,456	6,087
Related parties	1,046	742
Other current liabilities	3,995	3,973
Total current liabilities	16,353	17,664
Long-term liabilities
Long-term debt, excluding current maturities	1,604	1,253
Employee severance benefits	150	1,596
Total long-term liabilities	1,754	2,849
Commitments and contingent liabilities
Shareholders' equity
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 6,610,107 shares as of December 31, 2011 and 2010	1,384	1,384
Additional paid-in capital	14,328	14,328
Cumulative foreign currency translation adjustments	2,622	2,986
Capital reserves	695	695
Accumulated deficit	(14,398)	(16,244)
Total Eltek Ltd. shareholders' equity	4,631	3,149
Non-controlling interest	131	175
Total equity	4,762	3,324
Total liabilities, shareholders' equity and non- controlling interest	$ 22,869	$ 23,837